State Street Bank and Trust Company

Elizabeth A. Watson

2 Avenue de Lafayette

6th Floor

Boston, MA 02110

617-662-1118

617-662-3805 (fax)

May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The CNL Funds (the “Trust”)

(File Nos. 333-140838 and 811-22017)

Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Trust’s Class A Shares and Class C Shares Prospectus, Institutional Class Shares Prospectus and Statement of Additional Information, each dated April 29, 2008, do not differ from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed electronically via EDGAR on April 29, 2008 (SEC Accession No. 0001193125-08-095396).

If you have any questions concerning this filing, please call me directly at (617) 662-1118.

Sincerely,

/s/ Elizabeth A. Watson
Elizabeth A. Watson
Vice President and Managing Counsel